Dec. 30, 2021
SUPPLEMENT DATED DECEMBER 30, 2021 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2021,
as supplemented, AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus, Prospectus and Statement of Additional Information for VanEck® ETF Trust (the “Trust”) regarding VanEck Natural Resources ETF and VanEck Oil Services ETF (each, a "Fund," and together, the “Funds”), each a series of the Trust. You may obtain copies of each Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on November 30, 2021, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees that are not interested persons of the Trust, unanimously approved Van Eck Associates Corporation’s, the investment adviser to the Funds (the “Adviser”), proposal to amend the Investment Management Agreement between the Adviser and the Trust for each Fund to convert each Fund’s management fee (the “Management Fee”) to a unitary fee structure pursuant to which the Adviser would agree to pay all of the expenses of each Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

Accordingly, effective January 1, 2022, each Fund's Summary Prospectus and Prospectus is supplemented as follows:
The "Annual Fund Operating Expenses" table (including the related footnotes) and the "Expense Example" section as included under each Fund's "Summary Information" section of the Summary Prospectus and Prospectus are hereby deleted and replaced with the following:
Please retain this supplement for future reference.
VanEck Natural Resources ETF
VANECK NATURAL RESOURCES ETF
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.49%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(a)	0.49%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$50
3	$157
5	$274
10	$616

VanEck Oil Services ETF
VANECK OIL SERVICES ETF
Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.35%
Other Expenses	0.00%
Total Annual Fund Operating Expenses(a)	0.35%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$36
3	$113
5	$197
10	$443